Goodwill and Internal Use Software and Other Intangible Assets, Net - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill impairment			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Capitalized software			5,000,000	3,000,000	12,400,000	22,800,000	27,600,000	61,900,000
Capitalized stock-based compensation costs			2,500,000	800,000	3,874,000	2,967,000	4,051,000	8,972,000
Amortization of Intangible Assets			9,300,000	9,000,000	28,098,000	26,078,000	35,368,000	19,573,000
Impairment of intangibles			$ 0	$ 0	$ 0	$ 0	$ 2,000,000	$ 0
Goodholm Finance Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition		$ 2,900,000
Birmingham Bank Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition	$ 15,900,000
Voting interest acquired (as a percent)	100.00%
Total consideration transferred	$ 19,300,000
Deferred consideration	$ 3,400,000